Shareholder Fees - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Apr. 01, 2023 USD ($)
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none